Property and Equipment, Net (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 156	$ 202	$ 3,254
Impairment loss